UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2005

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	John Torell
Title:	AVP, Investment Management Division
Phone:	949-219-1735

Signature, Place, and Date of Signing








Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: 33,936

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 12/31/2005

		 		   FAIR MKT   	SHARES OR 	VOTING
NAME OF ISSUER		CUSIP	   VALUE      	PRINCIPAL 	AUTHORITY
AMERICAN CAP STRAT	024937104  2,716 	75,000 	 	75,000
CORE-MARK HOLDING CO	218681104  858 	 	27,014 	 	27,014
LIBERTY GLOBAL INC-A	530555101  168 	 	7,476 	 	7,476
LIBERTY GLOBAL INC-C	530555309  158 	 	7,476 	 	7,476
LORAL SPACE & COMM	543881106  944 	 	33,382 	 	33,382
MCDATA CORPORATION	580031201  2 	 	510 	 	510
MCI INC			552691107  559 	 	28,312 	 	28,312
NASDAQ-100 INDEX STK	631100104  1,213 	30,000 	 	30,000
NEWTEK BUSINESS SERV	652526104  101 	 	52,350 	 	52,350
NTL INC			62940M104  1,050 	15,428 	 	15,428
ROGERS COMM INC CL B	775109200  779 	 	18,428 	 	18,428
SPDR TRUST SERIES 1	78462F103  1,866 	15,000 	 	15,000
ST PAUL TRAVLRS COS INC	792860108  15 	 	341 	 	341
ECHOSTAR COMM CONV SUB	278762AG4  1,470 	1,500,000 	-
GENERAL MTRS CONV DEB  	370442741  599 	 	717,500 	-
NEXTEL COMM CONV SR NT	65332VAY9  19,476   	19,500,000 	-
THERMOTREX CO CONV DEB	883556AJ1  1,963 	2,000,000 	-